OTHER ASSETS	12 Months Ended
Dec. 31, 2019
OTHER ASSETS
OTHER ASSETS

9.   OTHER ASSETS

	As of December 31,
	2018	2019
	(HK$ in thousands)
Property and equipment, net (Note 7)	22,858	117,630
Staff advances	65,177	61,745
Refundable deposit	17,519	32,873
Intangible assets, net (Note 8)	1,411	7,693
Deferred tax assets (Note 24)	—	1,576
Deferred IPO cost	20,948	—
Others	21,366	17,918
Total	149,279	239,435